Schedule of Advance for Investment (Details) (Parenthetical)			6 Months Ended
	Jul. 23, 2023 shares	Aug. 05, 2022 shares	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Oct. 31, 2023
Wuxi Talent Home Information Technology Co. Ltd [Member]
Cash consideration			$ 1,820,385	¥ 13,070,000
Equity method investment, ownership percentage			35.00%	35.00%
Wuxi Talent Home Information Technology Co. Ltd [Member] | Subsequent Event [Member]
Equity method investment, ownership percentage					35.00%
Wuxi Talent Home Information Technology Co. Ltd [Member]
Number of shares agreed to return by shareholders	791,667
Wuxi Talent Home Information Technology Co. Ltd [Member] | Two Shareholders [Member]
Shares issued to two shareholders as part of acquisition consideration		791,667
Wuxi Talent Home Information Technology Co. Ltd [Member]
Noncontrolling interest, ownership percentage by parent			60.00%	60.00%